STOCK-BASED COMPENSATION PLANS - Quebecor deferred share unit plan (Details) - Quebecor Deferred Share Unit Plan - EquityInstruments	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
STOCK-BASED COMPENSATION PLANS
Number of units outstanding	151,036	124,875
Minimum
STOCK-BASED COMPENSATION PLANS
Percent of total annual fee payable to director for receive of share based compensation	50.00%
Maximum
STOCK-BASED COMPENSATION PLANS
Percent of total annual fee payable to director for receive of share based compensation	100.00%